Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Taxes
9. Income Taxes
Guardian Pharmacy Services, Inc. is taxed as a corporation and is subject to paying corporate
federal and state and local taxes on the income allocated to it from its 100% ownership of Guardian Pharmacy, LLC, which includes economic interest held in the
Non-Converted
Subsidiaries, as well as any stand-alone income or loss it generates. The
Non-Converted
Subsidiaries are treated as a partnership for U.S. federal and most applicable state and local income tax purposes. Prior to the Corporate Reorganization, the Guardian Pharmacy, LLC business was comprised of entities treated as partnerships for income tax purposes. As a partnership it was not subject to U.S. federal and certain state and local income taxes. As a result of the Corporate Reorganization, the Company is subject to federal and state corporate income taxes beginning on September 27, 2024.
Income tax expense for the three months ended March 31, 2024 and 2025 was $
0
and $3,833, respectively. This reflects effective tax rates for the three months ended March 31, 2024 and 2025 of 0% and 29.2%, respectively. The comparison of the Company’s effective tax rate to the U.S. statutory rate of 21% was primarily due to state income taxes representing approximately 4.9% and the incremental share-based compensation charge in connection with the Corporate Reorganization and IPO (see
Note 7—Share-based Compensation
for further detail on the share-based compensation charge) representing approximately 3.1%. These compensation costs are not deductible for federal and state income taxes due to prior Section 83(b) elections.

14. Income Taxes
Guardian Pharmacy Services, Inc. is taxed as a corporation and is subject to paying corporate federal, state and local taxes on the income attributable to it from its 100% ownership of Guardian Pharmacy, LLC, its economic interest held in the non-controlling
subsidiaries, as well as any stand-alone income or loss it generates. The non-controlling
entities are treated as a partnership for U.S. federal and most applicable state and local income tax purposes. Prior to the Corporate Reorganization, Guardian Pharmacy, LLC was comprised of entities treated as partnerships for income tax purposes. As a partnership it was not subject to U.S. federal and certain state and local income taxes. As a result of the Corporate Reorganization, the Company is subject to federal and state corporate income taxes beginning on September 27, 2024.

The expense (benefit) for income taxes consists (in thousands):

	Year Ended December 31,
	2023	2024

Current:

Federal	$—	$2,970

State	—	885

Total current tax	—	3,855

Deferred:

Federal	—	533

State	—	168

Total deferred tax	—	701

Provision for income taxes	$—	$4,556

Reconciliation between the Company’s income tax expense and taxes computed at the federal statutory tax rate of 21.0% for calendar years ended December 31, 2024 and 2023 were as follows (in thousands):

	Year Ended December 31,
	2023	2024

Tax at federal statutory rate	$—	$(13,960)

Partnership income (federal) not subject to tax to the Company	—	(8,307)

State taxes (net of federal benefit)	—	828

Nondeductible Compensation	—	26,406

Other	—	(411)

Provision for income taxes	$—	$4,556

Effective income tax rate		(6.85)%

The Company’s effective tax rate for the year ended December 31, 2024, was (6.85)% percent. The comparison of the Company’s effective tax rate to the U.S. statutory rate of 21% was primarily due to the $125,741 incremental share-based compensation charge in connection with the Corporate Reorganization and IPO (see Note 11 - Share-based Compensation for further detail on the share-based compensation charge). These compensation costs are not deductible for federal and state income taxes due to prior Section 83(b) elections. Furthermore, before the Corporate Reorganization, the partnership income from Guardian Pharmacy, LLC and subsidiaries’
non-controlling
interest amounted to $39,115, which is not taxable to the Company.
The results for the prior period do not reflect income tax expense because, prior to the Corporate Reorganization, the Company was treated as a partnership for U.S. federal and most applicable state and local income tax purposes and was not subject to corporate tax.

Deferred Income Taxes
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2024 and 2023 were as follows (in thousands):

	December 31,
	2023	2024

Deferred tax assets

Amortization	$—	$7,939

Lease and rents	—	7,382

Insurance and bad debt reserves	—	3,366

Accrued expenses	—	733

Other	—	341

Total deferred tax assets	—	19,761

Valuation allowance for deferred tax assets	—	—

Deferred tax assets, net of valuation allowance	$—	$19,761

Deferred tax liabilities

Lease and rents	—	(7,139)

Depreciation	—	(6,609)

Other	—	(741)

Net deferred tax assets	$—	$5,272

As of December 31, 2024 and 2023, the Company had net deferred tax assets of $5,272 and $0, respectively. The increase is largely attributable to the Corporate Reorganization. As a result of the Corporate Reorganization, the Company recognized tax basis for the $55,176 in cash payments (the “tax step-up”)
related to the Merger Consideration. To reflect this new taxability at the corporate level and the tax step-up,
the Company recorded an incremental net deferred tax asset through additional paid-in
capital of $5,973.
At the Corporate Reorganization and as of December 31, 2024, the Company concluded, based on all positive and negative evidence that it is more likely than not that all deferred tax assets will be utilized.
At December 31, 2024, the Company did not have any federal or state net operating loss carryforwards.
Unrecognized Tax Benefits
The Company recognizes income tax benefits for those income tax positions determined more likely than not to be sustained upon examination, based on the technical merits of the positions. No uncertain tax positions existed as of December 31, 2024.
Guardian Pharmacy, LLC and its subsidiaries’ federal tax returns for tax years ended December 31, 2023, 2022 and 2021 have not been examined by the Internal Revenue Service (“IRS”) and remain open as of December 31, 2024. Guardian Pharmacy, LLC and its subsidiaries’ are subject to ongoing state and local examinations for various periods. Activity related to these examinations for various periods. Activity related to these examinations did not have a material impact on the Company’s financial position or results of operations.